SCHEDULE OF ROLL FORWARD OF LEVEL 3 FINANCIAL LIABILITIES (PIPE WARRANT LIABILITY) (Details) - PIPE Warrants [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Class of Warrant or Right [Line Items]
Beginning balance, January 1, 2025
Initial recognition at Closing Date (December 9, 2025)	13,798,400
Change in fair value of PIPE Warrant liability (December 30, 2025)	16,759,729
Reclassification to equity (December 30, 2025)	(30,558,129)
Ending balance, December 31, 2025